Right-of-Use Assets and Operating Lease Liabilities - Schedule of Non-Cancelable Operating Lease Obligations (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Non-Cancelable Operating Lease Obligations [Abstract]
Year ending June 30, 2026	$ 35,822
Total undiscounted lease obligations	35,822
Less: imputed interest	(253)
Lease liabilities recognized in the consolidated balance sheets	$ 35,569	$ 92,458